Derivative Financial Instruments and Risk Management Policies - Credit Risk (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Exposure to credit risk on guarantees	€ 5,144	€ 5,134